31-Oct-2013
Principal
Note
Payment
Factor
0.00
0.000000
0.00
0.000000
60,717,758.10
0.594473
0.00
1.000000
60,717,758.10
Interest per
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Amounts in USD
Dates
Collection Period No.
20
Collection Period (from... to)
1-Oct-2013
31-Oct-2013
Determination Date
13-Nov-2013
Record Date
14-Nov-2013
Payment Date
15-Nov-2013
Interest Period of the Class A-1 Notes (from... to)
15-Oct-2013
15-Nov-2013                Actual/360 Days
31
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Oct-2013
15-Nov-2013
30/360 Days
30
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
345,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
495,000,000.00
0.00
0.00
0.000000
Class A-3 Notes
489,000,000.00
351,415,034.51
290,697,276.41
124.167194
Class A-4 Notes
101,264,000.00
101,264,000.00
101,264,000.00
0.000000
Total Note Balance
1,430,264,000.00
452,679,034.51
391,961,276.41
Overcollateralization
267,379,474.41
305,575,825.39
305,575,825.39
Total Securitization Value
1,697,643,474.41
758,254,859.90
697,537,101.80
present value of lease payments
697,529,576.24
137,318,344.33
119,954,729.16
present value of Base Residual Value
1,000,113,898.17
620,936,515.57
577,582,372.64
Amount
Percentage
Payment
Initial Overcollateralization Amount
267,379,474.41
15.75%
Target Overcollateralization Amount
305,575,825.39
18.00%
Current Overcollateralization Amount
305,575,825.39
18.00%
Interest Rate
Interest Payment
$1000 Face Amount
Class A-1 Notes
0.343780%
0.00
0.000000
0.00
0.000000
Class A-2 Notes
0.660000%
0.00
0.000000
0.00
0.000000
Class A-3 Notes
0.880000%
257,704.36
0.527003
60,975,462.46
124.694197
Class A-4 Notes
1.070000%
90,293.73
0.891667
90,293.73
0.891667
Total
347,998.09
$61,065,756.19
Collection Period Ended
Interest & Principal
Interest & Principal
per $1000 Face Amount

Lease Payments
Net Sales Proceeds-early terminations
Excess wear and tear included in Net Sales
Total Available
Collections
Reserve Account Draw Amount
(3) Interest Distributable Amount Class A Notes
631,879.05
347,998.09
17,892,398.18

27,559,953.48
0.00

0.00
Available Funds
Distributions
Excess mileage included in Net Sales Proceeds
474,178.93
Nonrecoverable Advances to the Servicer
Net Sales Proceeds-scheduled terminations
27,974,368.72
(2) Total Trustee Fees (max. $100,000 p.a.)
Advances made by the Servicer
0.00
Investment Earnings
863.51
Subtotal
73,426,720.38
Repurchase Payments
0.00
Distribution Detail
Amount Due
Amount Paid
Shortfall
0.00
(9) Excess Collections to Certificateholders
73,427,583.89
73,427,583.89
631,879.05
0.00
Total Trustee Fee
Monthly Interest Distributable Amount
347,998.09
347,998.09
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
257,704.36
257,704.36
0.00
thereof on Class A-4 Notes
90,293.73
90,293.73
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
347,998.09
347,998.09
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
60,717,758.10
60,717,758.10
0.00
Principal Distribution Amount
60,717,758.10
60,717,758.10
0.00
0.00
0.00
0.00
(1) Total Servicing Fee
Total Servicing Fee
631,879.05
(5) To Reserve Fund to reach the Reserve Fund Required Amount

(6) Regular Principal Distribution Amount

(7) Additional Servicing Fee and Transition Costs

(8) Total Trustee Fees [not previously paid under (2)]
Total Distribution
Total Available Funds
73,427,583.89
28,914.95
0.00

0.00
60,717,758.10
0.00

0.00
11,729,948.65
(4) Priority Principal Distribution Amount

Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
8,488,217.37
Reserve Fund Amount - Beginning Balance
8,488,217.37
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
115.53
minus Net Investment Earnings
115.53
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
8,488,217.37
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
115.53
Net Investment Earnings on the Exchange Note
Collection Account
747.98
Investment Earnings for the Collection Period
863.51
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
1,697,643,474.41
45,053
Securitization Value beginning of Collection Period
758,254,859.90
25,426
Principal portion of lease payments
13,646,341.14
Terminations- Early
22,933,918.90
Terminations- Scheduled
22,364,902.05
Repurchase Payment (excluding interest)
0.00
Gross Losses
1,772,596.01
Securitization Value end of Collection Period
697,537,101.80
23,669
Pool Factor
41.09%
As of Cutoff Date
Current
Weighted Average Securitization Rate
6.66%
6.61%
Weighted Average Remaining Term (months)
25.04
9.14
Weighted Average Seasoning (months)
12.37
28.86
Aggregate Base Residual Value
1,139,551,610.25
604,106,010.52
Cumulative Turn-in Ratio
80.64%
Proportion of base prepayment assumption realized life to date
58.02%
Actual lifetime prepayment speed
0.56%

Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
694,367,229.79
23,571
99.55%
31-60 Days Delinquent
2,281,524.63
72
0.33%
61-90 Days Delinquent
690,659.55
19
0.10%
91-120 Days Delinquent
197,687.83
7
0.03%
Total
697,537,101.80
23,669
100.00%
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
800,964.49
Less Liquidation Proceeds
478,927.82
Less Recoveries
369,008.44
Current Net Credit Loss / (Gain)
(46,971.77)
Cumulative Net Credit Loss / (Gain)
(1,980,897.44)
(8,558,081.33)
Cumulative Residual Loss / (Gain)
(106,980,561.98)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
(0.117%)
Residual Loss
Current
Securitization Value of Liquidated Leases BOP
46,270,452.47
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(6.302%)
Less sales proceeds and other payments received during
Collection Period
54,828,533.80
Current Residual Loss / (Gain)